Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Paid in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2014	$ 17,054	$ 34,068,009	$ (54,247,231)	$ (20,162,168)
Balance, shares at Dec. 31, 2014	17,053,825
Common stock issued for: Exercise of options and warrants	$ 1,995	(1,995)
Common stock issued for: Exercise of options and warrants, shares	1,995,000
Common stock issued for: Loan fees on convertible debt	$ 43	6,344		6,387
Common stock issued for: Loan fees on convertible debt, shares	43,326
Common stock issued for: Conversion of debt	$ 920	108,892		109,812
Common stock issued for: Conversion of debt, shares	920,516
Common stock issued for: Classified to liability due to lack of authorized shares	$ (43)	(598,943)		(598,986)
Common stock issued for: Classified to liability due to lack of authorized shares, shares	(43,326)
Options and warrants issued for services		80,635		80,635
Net income loss			6,232,686	6,232,686
Balance at Dec. 31, 2015	$ 19,969	33,662,942	(48,014,545)	(14,331,634)
Balance, shares at Dec. 31, 2015	19,969,341
Common stock issued for: Exercise of options and warrants	$ 31	(31)
Common stock issued for: Exercise of options and warrants, shares	30,644
Common stock issued for: Settlement of debt	$ 564	70,299		$ 70,863
Common stock issued for: Settlement of debt, shares	563,523
Common stock issued for: Conversion of debt, shares				347,400
Common stock issued for: Conversion of preferred stock	$ 11,180	4,817,024		$ 4,828,204
Common stock issued for: Conversion of preferred stock	11,180,289
Common stock issued for: Classified to liability due to lack of authorized shares		852,092		852,092
Options and warrants issued for services		1,270,499		1,270,499
Net income loss			(9,854,895)	(9,854,895)
Balance at Dec. 31, 2016	$ 31,744	$ 40,672,825	$ (57,869,440)	(3,020,300)
Balance, shares at Dec. 31, 2016	31,743,797
Net income loss				(3,793,967)
Balance at Sep. 30, 2017				$ (3,543,238)